Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Parenthetical) (Detail)	Mar. 31, 2026 shares
Series A Preferred Stocks [member]
Disclosure of associates and joint ventures [line items]
Associate investment of preferred stock	94,527
Series B Preferred Stocks [member]
Disclosure of associates and joint ventures [line items]
Associate investment of preferred stock	190,525
Series C Preferred Stocks [Member]
Disclosure of associates and joint ventures [line items]
Associate investment of preferred stock	400
Class A [member]
Disclosure of associates and joint ventures [line items]
Joint venture investment in Class A units	5,850,000
Common Stock [member]
Disclosure of associates and joint ventures [line items]
Associate investment of common stock	27,865